Schedule V - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2019
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts
Sirius International Insurance Group, Ltd.
Schedule V
Valuation and Qualifying Accounts
As at and for the years ended December 31, 2019, 2018, and 2017

(Millions)
		Additions (Subtractions)
	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions described(1)	Balance at the end of period
Years ended:
December 31, 2019
Reinsurance on recoverable paid losses:
Allowance for reinsurance balances	$5.7	—	—	—	$5.7
Property and casualty insurance and reinsurance premiums receivable:
Allowance for uncollectible accounts	$4.3	(0.1)	—	—	$4.2
December 31, 2018
Reinsurance on recoverable paid losses:
Allowance for reinsurance balances	$5.8	—	(0.1)	—	$5.7
Property and casualty insurance and reinsurance premiums receivable:
Allowance for uncollectible accounts	$4.6	—	(0.2)	(0.1)	$4.3
December 31, 2017
Reinsurance on recoverable paid losses:
Allowance for reinsurance balances	$5.8	—	—	—	$5.8
Property and casualty insurance and reinsurance premiums receivable:
Allowance for uncollectible accounts	$5.3	(0.5)	(0.5)	0.3	$4.6
(1)Represents net collections (charge-offs) of receivable balances and foreign currency translation.